BLACKROCK FUNDS II
BlackRock GNMA Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Investment Grade Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

     Supplement dated October 1, 2015
to the Class R Shares Prospectus of the Funds, dated January 28, 2015

Effective as of October 1, 2015, BlackRock Advisors, LLC (“BlackRock”) has agreed contractually to: (i) reduce its management fee for the Funds; and (ii) cap net expenses of the Class R Shares of the Funds at lower levels. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if a Fund’s annual fund operating expenses, excluding certain expenses described in the Prospectus, exceed a certain limit.

Accordingly, the Funds’ Prospectus is amended as follows:

The section entitled “Fund Overview — Key Facts About BlackRock GNMA Portfolio — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class R Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R Shares
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses[1]	0.28%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses[1]	1.22%
Fee Waivers and/or Expense Reimbursements[2]	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	1.21%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 41, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.17% of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$123	$386	$669	$1,476

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,258% of the average value of its portfolio.

The section entitled “Fund Overview — Key Facts About BlackRock Inflation Protected Bond Portfolio — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class R Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R Shares
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses[1]	0.43%
Interest Expense	0.02%
Miscellaneous Other Expenses[1]	0.41%
Total Annual Fund Operating Expenses[1]	1.22%
Fee Waivers and/or Expense Reimbursements[2]	(0.19)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	1.03%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 41, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.01% of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$105	$368	$652	$1,461

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

2

The section entitled “Fund Overview — Key Facts About BlackRock Investment Grade Bond Portfolio — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class R Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R Shares
Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses[1]	0.54%
Interest Expense	0.02%
Miscellaneous Other Expenses[1]	0.52%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	1.40%
Fee Waivers and/or Expense Reimbursements[2]	(0.28)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	1.12%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 41, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.09% of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$114	$416	$739	$1,656

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

The table immediately below the first paragraph in the section of the Prospectus entitled “Management of the Funds — BlackRock — Total Annual Management Fees (Before Waivers)” is deleted in its entirety and replaced with the following:

	Rate of Management Fee
Average Daily Net Assets	GNMA Portfolio	Inflation Protected Bond Portfolio	Investment Grade Bond Portfolio
First $1 billion	0.400%	0.300%	0.350%
$1 billion — $2 billion	0.390%	0.290%	0.340%
$2 billion — $3 billion	0.380%	0.280%	0.330%
Greater than $3 billion	0.370%	0.270%	0.320%

3

The table immediately following the fourth paragraph in the section of the Prospectus entitled “Management of the Funds — BlackRock — Total Annual Management Fees (Before Waivers)” is deleted in its entirety and replaced with the following:

Contractual Caps on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)[1]
GNMA Portfolio	1.17%
Inflation Protected Bond Portfolio	1.01%
Investment Grade Bond Portfolio	1.09%

*	As a percentage of average daily net assets.
[1]	The contractual caps are in effect until February 1, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Shareholders should retain this Supplement for future reference.

ALLPR-BD7R-1015SUP